Consolidated statement of operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
REVENUE
Energy sales	$ 3,254,393		$ 2,637,927
Expenses
Cost of sales	1,738,728	[1]	1,447,848
General and administration	4,724,330	[1]	2,825,220
Project development	2,347,760	[1]	6,764,115
Amortization	1,355,557		928,297
Asset retirement obligation accretion	27,484		6,806
Interest and finance costs on loans	1,276,933		66,495
Foreign exchange (gain) loss	(6,202)		(202,175)
Operating Expenses	11,464,590		11,836,606
Operating loss	(8,210,197)		(9,198,679)
Interest income	9,186		15,580
Other income	155,024
Gain on sale of assets			22,661
Mark to market gain (loss) on Canadian dollar warrants	215,522		(1,418,733)
Loss before income taxes	(7,830,465)		(10,579,171)
Income tax recovery (Note 15)	2,914,987		11,147,954
NET (LOSS) INCOME	$ (4,915,478)		$ 568,783
Income (loss) per share (Note 17)
Basic (in dollars per share)	$ (0.08)		$ 0.01
Diluted (in dollars per share)	$ (0.08)		$ 0.01
Weighted average number of common shares outstanding
Basic (in shares)	58,715,394		50,866,886
Diluted (in shares)	58,715,394		53,119,267

[1]	Included in cost of sales, general and administration and project development costs are amounts related to stock-based compensation totaling $1,785,065 (2010 - $1,129,948) (Note 17(c)) for the twelve months ended December 31, 2011.